Intangible Assets, Net and Goodwill - Summary of Aggregate Carrying Amount of Goodwill (Detail) $ in Thousands, $ in Millions	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of carrying value of goodwill [line items]
Goodwill	$ 141,121,365	$ 7,269	$ 136,578,194	$ 143,052,859
Europe [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	49,465,916		52,307,190
Brazil [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	31,085,202		18,017,916
Puerto Rico [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	17,463,394		17,463,394
Dominican Republic [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	14,186,723		14,186,723
Colombia [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	8,495,090		11,685,585
Mexico [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	9,233,694		10,164,814
Peru [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,523,467		2,532,770
Chile [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	0		2,311,239
El Salvador [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,522,768		2,510,595
Ecuador [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,155,384		2,155,384
Guatemala [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,245,161		1,947,203
Other countries [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	$ 1,744,566		$ 1,295,381